Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,835	€ 20,507	[1]	€ 19,202
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	19,046	18,712				€ 17,419
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets		2				2
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	1,376	1,356				€ 1,327
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 412	€ 437

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.